Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Taxes
Schedule of prepaid taxes

	December 31,	December 31,
	2021	2020
Prepaid value-added tax	$1,609,466	$1,046,667

Total	$1,609,466	$1,046,667

Schedule of taxes payable

	December 31,	December 31,
	2021	2020
Corporation income tax payable	$578,445	$415,488
Other tax payable	245,256	155,866
Total	$823,701	$571,354

Schedule of effective tax rates reconciliation

	Years ended December 31,
	2021	2020	2019
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	(17)%	(14)%	(11)%
Permanent difference and others	1%	(5)%	4%
Changes of deferred tax assets valuation allowances	(38)%	0%	(22)%
Total	(29)%	6%	(4)%

Schedule of provision for income

	Years ended December 31,
	2021	2020	2019
Current	$2,429,480	$1,188,136	$529,162
Deferred	—	(1,799,791)	(165,500)
Total	$2,429,480	$(611,655)	$363,662

Schedule of components of deferred tax assets and liabilities

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$7,622,322	$4,464,601
Valuation allowance	(7,622,322)	(4,464,601)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$2,129,517	$1,905,442
Impairment of intangible assets acquired through acquisition	(2,129,517)	(1,905,442)
Total	$—	$—